UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2014    (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (unaudited)

September 30, 2014

	Shares	Value
Common Stocks—64.2%
Consumer Discretionary—9.2%
Aaron’s, Inc.	2,220	$53,990
Advance Auto Parts, Inc.	2,940	383,082
Best Buy Co., Inc.	2,090	70,203
Burger King Worldwide, Inc.[1]	3,970	117,750
Cablevision Systems Corp., Class A	10,610	185,781
CBS Corp., Class B	2,115	113,153
Chipotle Mexican Grill, Inc.*	690	459,947
Comcast Corp., Class A	3,200	172,096
Domino’s Pizza, Inc.	3,620	278,595
Expedia, Inc.	2,310	202,402
Foot Locker, Inc.	3,940	219,261
GameStop Corp., Class A	900	37,080
The Gap, Inc.	2,825	117,774
Hanesbrands, Inc.	3,140	337,362
The Home Depot, Inc.	2,825	259,166
Johnson Controls, Inc.	1,290	56,760
Liberty TripAdvisor Holdings, Inc.*	400	13,560
Liberty Ventures, Series A*	400	15,184
Marriott International Inc., Class A	2,265	158,324
MGM Resorts International*	5,345	121,759
Michael Kors Holdings, Ltd.*	1,950	139,210
Netflix, Inc.*	125	56,398
Newell Rubbermaid, Inc.	6,210	213,686
News Corp., Class A*	1,000	16,350
O’Reilly Automotive, Inc.*	1,080	162,389
The Priceline Group, Inc.*	215	249,095
Service Corp. International	1,850	39,109
Staples, Inc.	4,030	48,763
Starwood Hotels & Resorts Worldwide, Inc.	560	46,598
Target Corp.	1,425	89,319
Thor Industries, Inc.	1,200	61,800
Tiffany & Co.	3,250	313,007
Time Warner, Inc.	2,090	157,189
Time, Inc.*	1	18
The Walt Disney Co.	8,060	717,582
Total Consumer Discretionary		5,683,742

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples—5.0%
Altria Group, Inc.	2,925	$134,375
Archer-Daniels-Midland Co.	4,540	231,994
Avon Products, Inc.	4,115	51,849
Brown-Forman Corp., Class B	1,565	141,194
Bunge, Ltd.	450	37,904
The Coca-Cola Co.	925	39,461
Constellation Brands, Inc., Class A*	4,800	418,368
Dr Pepper Snapple Group,, Inc.	1,230	79,101
Keurig Green Mountain, Inc.	675	87,838
The Kroger Co.	6,075	315,900
Mead Johnson Nutrition Co.	2,850	274,227
PepsiCo, Inc.	200	18,618
Philip Morris International, Inc.	2,675	223,095
Pilgrim’s Pride Corp.*	8,380	256,093
The Procter & Gamble Co.	1,525	127,704
Reynolds American, Inc.	2,400	141,600
Safeway, Inc.	3,980	136,514
Sprouts Farmers Market, Inc.*,1	3,850	111,919
The WhiteWave Foods Co.*	7,900	287,007
Total Consumer Staples		3,114,761
Energy—5.1%
Anadarko Petroleum Corp.	1,625	164,840
Baker Hughes, Inc.	4,270	277,806
Cheniere Energy, Inc.*	2,130	170,464
Chevron Corp.	1,875	223,725
ConocoPhillips	2,150	164,518
EQT Corp.	625	57,213
Exxon Mobil Corp.	5,645	530,912
Hess Corp.	340	32,069
National Oilwell Varco, Inc.	830	63,163
Occidental Petroleum Corp.	1,655	159,128
Patterson-UTI Energy, Inc.	11,265	366,450
Phillips 66	1,035	84,156
RPC, Inc.	8,190	179,852
Schlumberger, Ltd.	1,425	144,908
SM Energy Co.	2,925	228,150
Whiting Petroleum Corp.*	4,470	346,648
Total Energy		3,194,002

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—8.6%
Aflac, Inc.	800	$46,600
Allied World Assurance Co. Holdings AG	1,160	42,734
The Allstate Corp.	1,260	77,326
American International Group, Inc.	3,030	163,681
American Tower Corp.	1,970	184,451
Ameriprise Financial, Inc.	400	49,352
Annaly Capital Management, Inc.	2,350	25,098
Aspen Insurance Holdings, Ltd.	1,400	59,878
Associated Banc-Corp.	4,380	76,300
Axis Capital Holdings, Ltd.	1,270	60,109
Bank of America Corp.	14,400	245,520
Berkshire Hathaway, Inc., Class B*	870	120,182
BlackRock, Inc.	200	65,664
Brixmor Property Group, Inc.	2,190	48,749
Capitol Federal Financial, Inc.	2,375	28,073
The Charles Schwab Corp.	1,375	40,411
Chimera Investment Corp.	8,650	26,296
The Chubb Corp.	750	68,310
City National Corp.	500	37,835
CME Group, Inc.	1,705	136,323
Comerica, Inc.	4,200	209,412
Commerce Bancshares, Inc.	400	17,858
Cullen/Frost Bankers, Inc.	840	64,268
Endurance Specialty Holdings, Ltd.	800	44,144
Everest Re Group, Ltd.	425	68,854
Extra Space Storage, Inc.	5,400	278,478
First Horizon National Corp.	2,250	27,630
The Goldman Sachs Group, Inc.	300	55,071
JPMorgan Chase & Co.	3,203	192,949
KeyCorp	2,930	39,057
Lazard, Ltd., Class A	3,650	185,055
Legg Mason, Inc.	2,325	118,947
Lincoln National Corp.	1,795	96,176
M&T Bank Corp.	325	40,069
Mack-Cali Realty Corp.	5,200	99,372
MBIA, Inc.*	4,310	39,566
McGraw Hill Financial, Inc.	2,500	211,125
MFA Financial, Inc.	2,750	21,395
Morgan Stanley	2,380	82,277

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—8.6% (continued)
Northern Trust Corp.	1,200	$81,636
Piedmont Office Realty Trust, Inc., Class A	5,340	94,198
The Progressive Corp.	1,595	40,322
Public Storage	1,285	213,104
Reinsurance Group of America, Inc.	1,770	141,830
Signature Bank*	1,090	122,145
Simon Property Group, Inc.	1,570	258,139
SLM Corp.	3,050	26,108
State Street Corp.	1,820	133,970
SunTrust Banks, Inc.	1,775	67,503
TD Ameritrade Holding Corp.	2,420	80,755
The Travelers Cos., Inc.	1,445	135,743
US Bancorp	3,185	133,228
Waddell & Reed Financial, Inc., Class A	1,650	85,288
Wells Fargo & Co.	4,265	221,225
WP Carey, Inc.	300	19,131
Total Financials		5,348,920
Health Care—8.7%
AbbVie, Inc.	5,935	342,806
Aetna, Inc.	825	66,825
Alexion Pharmaceuticals, Inc.*	2,730	452,689
Biogen Idec, Inc.*	150	49,622
Bristol-Myers Squibb Co.	4,315	220,842
Covidien PLC	1,375	118,951
CR Bard, Inc.	795	113,454
Edwards Lifesciences Corp.*	1,300	132,795
Gilead Sciences, Inc.*	8,545	909,615
Health Net, Inc.*	2,750	126,803
Illumina, Inc.*	1,940	318,005
Intuitive Surgical, Inc.*	840	387,929
Johnson & Johnson	2,170	231,300
Mallinckrodt PLC*	2,450	220,868
McKesson Corp.	1,310	255,018
Medivation, Inc.*	3,150	311,441
Medtronic, Inc.	4,200	260,190
Merck & Co., Inc.	830	49,202
Pfizer, Inc.	12,657	374,267
United Therapeutics Corp.*	900	115,785
Universal Health Services, Inc., Class B	1,225	128,012

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—8.7% (continued)
WellPoint, Inc.	1,555	$186,009
Total Health Care		5,372,428
Industrials—8.4%
AECOM Technology Corp.*	1,200	40,500
Avis Budget Group, Inc.*	4,795	263,198
Carlisle Cos., Inc.	1,220	98,064
Caterpillar, Inc.	1,880	186,176
Con-way, Inc.	1,440	68,400
Copa Holdings, S.A., Class A	200	21,458
Delta Air Lines, Inc.	8,540	308,721
Exelis, Inc.	1,100	18,194
Fluor Corp.	770	51,428
General Dynamics Corp.	390	49,565
General Electric Co.	9,000	230,580
Graco, Inc.	730	53,275
Harsco Corp.	3,010	64,444
Huntington Ingalls Industries, Inc.	2,390	249,062
IDEX Corp.	1,400	101,318
Illinois Tool Works, Inc.	1,600	135,072
Ingersoll-Rand PLC	500	28,180
ITT Corp.	8,280	372,103
Joy Global, Inc.	790	43,087
Kirby Corp.*	1,180	139,063
Landstar System, Inc.	980	70,746
Lockheed Martin Corp.	1,270	232,131
Northrop Grumman Corp.	3,335	439,420
Old Dominion Freight Line, Inc.*	1,400	98,896
Pitney Bowes, Inc.	14,535	363,230
Quanta Services, Inc.*	400	14,516
Rockwell Automation, Inc.	525	57,687
Southwest Airlines Co.	5,370	181,345
Spirit AeroSystems Holdings, Inc.*	2,025	77,072
SPX Corp.	1,470	138,077
TransDigm Group, Inc.	600	110,598
Trinity Industries, Inc.	8,985	419,779
Tyco International, Ltd.	525	23,399
Union Pacific Corp.	2,060	223,345
United Rentals, Inc.*	2,230	247,753
Vectrus, Inc.*	61	1,193
Total Industrials		5,221,075

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—13.5%
Adobe Systems, Inc.*	3,850	$266,382
Akamai Technologies, Inc.*	3,370	201,526
Amphenol Corp., Class A	800	79,888
Apple, Inc.	12,630	1,272,473
Applied Materials, Inc.	1,860	40,195
Blackhawk Network Holdings, Inc.*	608	19,634
Broadcom Corp., Class A	800	32,336
Broadridge Financial Solutions, Inc.	1,425	59,323
Brocade Communications Systems, Inc.	8,600	93,482
Computer Sciences Corp.	780	47,697
DST Systems, Inc.	670	56,226
EchoStar Corp.*	1,840	89,718
Electronic Arts, Inc.*	16,655	593,085
F5 Networks, Inc.*	720	85,493
Facebook, Inc., Class A*	11,420	902,637
FleetCor Technologies, Inc.*	3,000	426,360
Google, Inc., Class A*	460	270,669
Google, Inc., Class C*	460	265,586
Harris Corp.	1,950	129,480
Hewlett-Packard Co.	5,000	177,350
International Business Machines Corp.	535	101,559
International Rectifier Corp.*	1,860	72,986
Intuit, Inc.	1,850	162,153
Leidos Holdings, Inc.	500	17,165
Microchip Technology, Inc.	3,105	146,649
Microsoft Corp.	16,325	756,827
Pandora Media, Inc.*	6,270	151,483
Polycom, Inc.*	5,030	61,794
PTC, Inc.*	3,550	130,995
QUALCOMM, Inc.	2,820	210,851
SanDisk Corp.	1,855	181,697
Tableau Software, Inc., Class A*	3,500	254,275
Texas Instruments, Inc.	1,150	54,843
Twitter, Inc.*	5,475	282,400
VeriSign, Inc.*,1	790	43,545
Visa, Inc., Class A	225	48,008
Western Digital Corp.	1,000	97,320
Xerox Corp.	3,200	42,336
Xilinx, Inc.	2,420	102,487

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—13.5% (continued)
Yelp, Inc.*	5,195	$354,559
Total Information Technology		8,383,472
Materials—2.5%
Albemarle Corp.	1,080	63,612
Avery Dennison Corp.	1,520	67,868
Ball Corp.	2,505	158,491
The Dow Chemical Co.	825	43,263
International Flavors & Fragrances, Inc.	700	67,116
LyondellBasell Industries N.V., Class A	2,640	286,862
Newmont Mining Corp.	1,750	40,338
Packaging Corp. of America	1,700	108,494
PPG Industries, Inc.	680	133,783
Rockwood Holdings, Inc.	860	65,747
The Scotts Miracle-Gro Co., Class A	900	49,500
Sealed Air Corp.	2,275	79,352
Sigma-Aldrich Corp.	200	27,202
United States Steel Corp.	2,745	107,522
Westlake Chemical Corp.	2,570	222,536
Total Materials		1,521,686
Telecommunication Services—1.7%
AT&T, Inc.	6,850	241,394
Frontier Communications Corp.	14,910	97,064
Intelsat, S.A.*	1,000	17,140
Level 3 Communications, Inc.*	6,650	304,105
SBA Communications Corp., Class A*	800	88,720
Verizon Communications, Inc.	6,105	305,189
Total Telecommunication Services		1,053,612
Utilities—1.5%
Ameren Corp.	3,930	150,637
American Water Works Co, Inc.	4,325	208,595
Calpine Corp.*	2,600	56,420
CenterPoint Energy, Inc.	5,540	135,564
Public Service Enterprise Group, Inc.	3,730	138,905
Questar Corp.	5,925	132,068
Vectren Corp.	3,175	126,682
Total Utilities		948,871
Total Common Stocks (cost $35,970,789)		39,842,569

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Corporate Bonds and Notes—3.1%
Financials—0.7%
American Express Credit Corp., Series MTN, 2.750%, 09/15/15[1]	$90,000	$91,904
General Electric Capital Corp.,
2.900%, 01/09/17	60,000	62,351
MTN, Series A, 6.750%, 03/15/32	30,000	39,664
Series MTN, 1.000%, 01/08/16	50,000	50,206
US Bancorp, Series MTN, 2.200%, 04/25/19	65,000	65,119
US Bank N.A., Series Y, 4.950%, 10/30/14	55,000	55,192
Wells Fargo & Co., 1.250%, 07/20/16	90,000	90,564
Total Financials		455,000
Industrials—2.0%
Altria Group, Inc., 9.700%, 11/10/18	5,000	6,447
AT&T, Inc., 2.950%, 05/15/16	105,000	108,485
Burlington Northern, Santa Fe LLC, 4.700%, 10/01/19	25,000	27,846
Caterpillar Financial Services Corp., Series MTN, 1.000%, 11/25/16[1]	65,000	65,151
Celgene Corp., 2.250%, 05/15/19	35,000	34,875
Colgate-Palmolive Co., Series MTN, 1.750%, 03/15/19	50,000	49,603
ConocoPhillips, 4.600%, 01/15/15	115,000	116,339
Exxon Mobil Corp., 0.921%, 03/15/17	75,000	74,902
International Business Machines Corp., 4.000%, 06/20/42	66,000	63,437
McDonald’s Corp., Series MTN, 6.300%, 10/15/37	25,000	32,267
Medtronic, Inc., 0.875%, 02/27/17	45,000	44,722
PepsiCo, Inc., 2.500%, 05/10/16[1]	65,000	66,943
Pfizer, Inc., 6.200%, 03/15/19	55,000	64,341
Union Pacific Corp., 3.646%, 02/15/24	90,000	93,204
United Parcel Service, Inc., 6.200%, 01/15/38	50,000	65,122
Verizon Communications, Inc.,
2.625%, 02/21/20 (a)	108,000	106,778
3.000%, 04/01/16	95,000	97,960
Wal-Mart Stores, Inc., 6.500%, 08/15/37	40,000	53,227
The Walt Disney Co., 1.350%, 08/16/16	50,000	50,603
Total Industrials		1,222,252
Utilities—0.4%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	50,000	67,286
Dominion Resources, Inc., 4.450%, 03/15/21	30,000	32,556
Georgia Power Co., 5.400%, 06/01/40	20,000	23,229

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Utilities—0.4% (continued)
TransCanada PipeLines, Ltd.,
3.800%, 10/01/20	$60,000	$63,302
4.875%, 01/15/15	40,000	40,507
Total Utilities		226,880
Total Corporate Bonds and Notes (cost $1,881,577)		1,904,132
U.S. Government and Agency Obligations—31.6%
Federal Home Loan Mortgage Corporation—6.9%
FHLMC,
1.000%, 06/29/17	75,000	74,917
2.500%, 05/27/16 to 07/01/28[1]	709,278	731,110
3.000%, 01/01/29 to 07/01/43	735,261	737,981
3.500%, 03/01/42 to 08/01/44	541,048	553,077
3.750%, 03/27/19	515,000	557,893
4.000%, 02/01/44 to 05/01/44	634,762	669,392
4.500%, 02/01/39 to 11/01/39	319,851	345,291
4.750%, 11/17/15	460,000	483,212
5.500%, 04/01/38 to 01/01/39	106,173	118,773
Total Federal Home Loan Mortgage Corporation		4,271,646
Federal National Mortgage Association—8.7%
FNMA,
0.375%, 12/21/15	605,000	606,061
2.500%, 04/01/28	234,628	237,441
3.000%, 03/01/42 to 08/01/43	609,056	601,943
3.500%, 09/01/26 to 07/01/43	725,933	748,131
4.000%, 12/01/21 to 12/01/41	486,110	514,596
4.500%, 06/01/40 to 05/01/41	476,884	516,012
5.000%, 05/11/17 to 08/01/41	1,245,307	1,375,800
5.375%, 07/15/16 to 06/12/17[1]	625,000	688,402
5.500%, 02/01/35 to 06/01/38	95,119	106,180
Total Federal National Mortgage Association		5,394,566
U.S. Treasury Obligations—16.0%
U.S. Treasury Bonds,
2.750%, 08/15/42	940,000	861,568
4.750%, 02/15/41	455,000	589,509
U.S. Treasury Notes,
0.625%, 12/15/16 to 08/31/17	1,370,000	1,355,024
0.750%, 12/31/17 to 03/31/18	765,000	750,372
0.875%, 04/15/17	1,015,000	1,015,119
1.000%, 03/31/17	485,000	486,534

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Treasury Obligations—16.0% (continued)
U.S. Treasury Notes,
1.625%, 03/31/19	$300,000	$299,180
2.500%, 08/15/23 to 05/15/24	2,915,000	2,922,676
2.625%, 08/15/20	915,000	946,131
3.125%, 05/15/21	595,000	630,630
4.750%, 08/15/17	85,000	93,905
Total U.S. Treasury Obligations		9,950,648
Total U.S. Government and Agency Obligations (cost $19,494,874)		19,616,860
Short-Term Investments—3.3%
Repurchase Agreements—1.9%[2]
Daiwa Capital Markets America, dated 09/30/14, due 10/01/14, 0.010%, total to be received $143,330 (collateralized by various U.S. Government Agency Obligations, 0.000%—11.250%, 10/23/14—03/01/48, totaling $146,197)	143,330	143,330
Nomura Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.001%, total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 10/02/14—10/01/44, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,143,330

	Shares
Other Investment Companies—1.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	882,649	882,649
Total Short-Term Investments (cost $2,025,979)		2,025,979
Total Investments—102.2% (cost $59,373,219)		63,389,540
Other Assets, less Liabilities—(2.2)%		(1,348,879)
Net Assets—100.0%		$62,040,661

AMG Managers High Yield Fund

Schedule of Portfolio Investments (unaudited)

September 30, 2014

	Principal Amount	Value
Bank Loan Obligations—6.0%
Academy, Ltd., Initial Term Loan,
4.500%, 08/03/18 (10/22/14)[4]	$33,841	$33,640
4.500%, 08/03/18 (10/31/14)[4]	13,289	13,210
4.500%, 08/03/18 (12/03/14)[4]	52,363	52,052
Accellent, Inc., Initial Term Loan (First Lien), 4.500%, 03/12/21 (12/12/14)[4]	99,500	97,925
Alliance Laundry Systems LLC, Term Loan (First Lien),
4.250%, 12/10/18 (10/06/14)[4]	98,116	97,258
5.250%, 12/10/18 (10/01/14)[4]	856	849
American Energy—Marcellus LLC, Initial Loan (First Lien), 5.250%, 08/04/20 (11/04/14)[4]	65,000	64,621
Bway Intermediate Company, Inc. Initial Term Loan, 5.500%, 08/14/20 (11/28/14)[4]	64,838	65,000
CD&R Millennium Holdco 6 S.A.R.L. (Mauser Holdings), Initial Dollar Term Loan (First Lien), 4.500%, 07/31/21 (10/31/14)[4]	65,000	64,675
CD&R Millennium Holdco 6 S.A.R.L. (Mauser Holdings), Initial Term Loan (Second Lien), 8.250%, 07/31/22 (10/31/14)[4]	70,000	69,475
Charter Communications Operating LLC (Aka CCO Holdings), 1st Lien Term Loan G, 4.250%, 08/21/21 (11/12/14)[4]	170,000	169,696
Clear Channel Communications, Inc., Term Loan D, 6.904%, 01/30/19 (10/31/14)[4]	34,927	33,410
Diamond Foods, Loan, 4.250%, 08/20/18 (10/31/14)[4]	99,749	98,752
Entergris, Inc. Tranche B Term Loan, 3.500%, 04/30/21 (12/31/14)[4]	42,442	41,947
Evergreen Skills LUX S.A.R.L., Initial Term Loan (First Lien), 5.750%, 04/28/21 (10/28/14)[4]	100,000	98,833
Evergreen Skills LUX S.A.R.L., Initial Term Loan (Second Lien), 7.750%, 04/28/22 (10/28/14)[4]	100,000	98,125
Grifols Worldwide Operations Limited, U.S. Tranche B Term Loan, 3.154%, 02/27/21 (10/31/14)[4]	99,500	97,897
The Hillman Group, Inc., Initial Term Loan, 4.500%, 06/30/21 (12/31/14)[4]	99,750	99,625
Integra Telecom Holdings, Inc., Term Loan,
5.250%, 02/22/19 (10/31/14)[4]	65,000	64,805
5.250%, 02/22/19 (12/31/14)[4]	63,050	62,861
Interline Brands, 1st Lien Term Loan,
4.000%, 03/17/21 (12/17/14)[4]	11,056	10,918
4.000%, 03/17/21 (03/17/15)[4]	68,743	67,884
Neiman Marcus Group, Inc., Other Term Loan, 4.250%, 10/25/20 (11/07/14)[4]	199,498	196,381
New Albertsons, Inc., Term Loan B, 4.750%, 06/27/21 (12/22/14)[4]	100,000	98,612
Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan, 4.750%, 06/30/21 (09/30/14)[4]	82,758	81,970
Solenis International, L.P. (Solenis Holdings 3 LLC), Initial Dollar Term Loan (First Lien), 4.250%, 07/31/21 (10/31/14)[4]	50,000	49,174
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19 (10/31/14)[4]	99,497	99,249
SUPERVALU, Inc. , Term Loan B, 4.500%, 03/21/19 (12/31/14)[4]	102,968	101,345
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/29/17 (12/29/14)[4]	45,000	45,478
Visteon Corporation, Initial Term Loan, 3.500%, 04/09/21 (12/24/14)[4]	99,750	98,378
Total Bank Loan Obligations (cost $2,288,455)		2,274,045

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Common Stocks—0.0%#
Quad/Graphics, Inc. (Industrials) (cost $1,737)	86	$1,656

	Principal Amount
Corporate Bonds and Notes—90.6%
Financials—6.5%
Ally Financial, Inc.,
2.914%, 07/18/16 (10/20/14)[4]	$50,000	50,468
3.500%, 01/27/19[1]	175,000	170,625
4.750%, 09/10/18	40,000	41,100
6.250%, 12/01/17	145,000	155,875
7.500%, 09/15/20	135,000	155,925
Bank of America Corp., Series K, 8.000%, 07/29/49[5]	145,000	157,080
Chinos Intermediate Holdings A, Inc., (7.500% Cash or 8.500% PIK), 7.750%, 05/01/19 (a)[6]	45,000	42,750
CIT Group, Inc.,
3.875%, 02/19/19	100,000	98,500
4.250%, 08/15/17	5,000	5,063
5.250%, 03/15/18	110,000	113,575
5.500%, 02/15/19 (a)	75,000	78,703
Cogent Communications Finance, Inc., 5.625%, 04/15/21 (a)	65,000	64,188
Corrections Corp. of America,
4.125%, 04/01/20	90,000	88,650
4.625%, 05/01/23	95,000	92,388
General Motors Financial Co., Inc.,
2.750%, 05/15/16	30,000	30,281
3.250%, 05/15/18	15,000	15,113
4.250%, 05/15/23	30,000	30,188
International Lease Finance Corp.,
4.625%, 04/15/21[1]	60,000	59,662
5.875%, 04/01/19	285,000	304,594
6.250%, 05/15/19	185,000	198,690
Nuveen Investments, Inc., 9.500%, 10/15/20 (a)	80,000	93,200
Realogy Group LLC,
7.625%, 01/15/20 (a)	65,000	69,875
7.875%, 02/15/19 (a)[1]	110,000	115,500
Serta Simmons Holdings LLC, 8.125%, 10/01/20 (a)	195,000	206,700
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	50,000	52,000
Total Financials		2,490,693
Industrials—83.2%
1011778 BC ULC / New Red Finance, Inc., 6.000%, 04/01/22 (a)[7]	55,000	54,931

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
21st Century Oncology, Inc.,
8.875%, 01/15/17[1]	$60,000	$61,950
9.875%, 04/15/17	55,000	54,450
Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)	60,000	63,750
Access Midstream Partners, L.P. / ACMP Finance Corp.,
4.875%, 05/15/23	40,000	41,250
5.875%, 04/15/21	20,000	21,200
6.125%, 07/15/22	60,000	64,200
ACCO Brands Corp., 6.750%, 04/30/20[1]	185,000	192,400
ACI Worldwide, Inc., 6.375%, 08/15/20 (a)	50,000	52,000
The ADT Corp.,
3.500%, 07/15/22	10,000	8,675
6.250%, 10/15/21[1]	145,000	150,437
AECOM Technology Corp.,
5.750%, 10/15/22 (a)[7]	20,000	20,125
5.875%, 10/15/24 (a)[7]	25,000	25,281
Aircastle, Ltd.,
4.625%, 12/15/18	40,000	40,100
7.625%, 04/15/20	70,000	78,575
Alcatel-Lucent USA, Inc., 8.875%, 01/01/20 (a)	200,000	217,500
Alcoa, Inc., 5.125%, 10/01/24	20,000	20,065
Alere, Inc., 6.500%, 06/15/20	20,000	20,050
Allegion US Holding Co., Inc., 5.750%, 10/01/21	30,000	30,750
Alliant Techsystems, Inc., 5.250%, 10/01/21 (a)	60,000	60,450
Allison Transmission, Inc., 7.125%, 05/15/19 (a)	125,000	131,563
Altice, S.A., 7.750%, 05/15/22 (a)	200,000	207,000
AMC Entertainment, Inc., 9.750%, 12/01/20	120,000	132,750
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21	25,000	26,125
7.750%, 11/15/19[1]	75,000	84,375
American Energy-Permian Basin LLC / AEPB Finance Corp.,
7.125%, 11/01/20 (a)	20,000	18,400
7.375%, 11/01/21 (a)	40,000	36,800
Amkor Technology, Inc.,
6.375%, 10/01/22	75,000	78,000
6.625%, 06/01/21	35,000	36,663
Anixter, Inc., 5.625%, 05/01/19	35,000	36,969
Antero Resources Corp., 5.125%, 12/01/22 (a)	15,000	14,606

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
Antero Resources Finance Corp.,
5.375%, 11/01/21	$40,000	$39,950
6.000%, 12/01/20	15,000	15,375
Apex Tool Group LLC, 7.000%, 02/01/21 (a)	15,000	13,875
Arch Coal, Inc.,
7.000%, 06/15/19[1]	35,000	18,769
7.250%, 06/15/21	95,000	46,313
8.000%, 01/15/19 (a)[1]	20,000	17,250
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000	217,500
Armored Autogroup, Inc., 9.250%, 11/01/18[1]	90,000	92,700
Ashland, Inc., 4.750%, 08/15/22 (b)	195,000	191,100
Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	35,000	37,275
Aspect Software, Inc., 10.625%, 05/15/17	80,000	79,800
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17	40,000	39,350
Athlon Holdings L.P. / Athlon Finance Corp., 6.000%, 05/01/22 (a)[1]	40,000	43,000
Atwood Oceanics, Inc., 6.500%, 02/01/20	100,000	103,000
Audatex North America, Inc., 6.000%, 06/15/21 (a)	150,000	154,500
Avaya, Inc., 7.000%, 04/01/19 (a)	115,000	112,125
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.875%, 11/15/17	5,000	5,125
5.500%, 04/01/23	50,000	49,875
B&G Foods, Inc., 4.625%, 06/01/21	55,000	52,525
Belden, Inc., 5.500%, 09/01/22 (a)	85,000	86,488
Berry Petroleum Co., 6.375%, 09/15/22	40,000	39,000
Big Heart Pet Brands, 7.625%, 02/15/19	136,000	135,320
Biomet, Inc., 6.500%, 08/01/20	230,000	244,375
Blackboard, Inc., 7.750%, 11/15/19 (a)	70,000	69,650
Bombardier, Inc.,
6.125%, 01/15/23 (a)[1]	95,000	95,594
7.750%, 03/15/20 (a)	40,000	43,808
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22	40,000	40,700
8.625%, 10/15/20	70,000	73,150
Building Materials Corp. of America, 6.750%, 05/01/21 (a)	65,000	68,250
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	116,000	121,800

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20[1,8]	$125,000	$96,250
9.000%, 02/15/20[1,8]	380,000	292,600
10.000%, 12/15/18[8]	57,000	13,466
11.250%, 06/01/17[8]	115,000	89,844
California Resources Corp., 6.000%, 11/15/24 (a)[7]	95,000	97,850
Case New Holland Industrial, Inc., 7.875%, 12/01/17	35,000	39,069
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp.,
5.250%, 02/15/22 (a)[7]	20,000	20,025
5.875%, 03/15/25 (a)[7]	20,000	20,150
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.250%, 03/15/21	35,000	34,431
6.625%, 01/31/22	30,000	31,613
7.000%, 01/15/19	145,000	150,981
7.375%, 06/01/20	75,000	79,500
CDW LLC / CDW Finance Corp., 8.500%, 04/01/19	132,000	140,580
Central Garden and Pet Co., 8.250%, 03/01/18[1]	160,000	163,600
CenturyLink, Inc.,
Series T, 5.800%, 03/15/22	210,000	216,300
Series W, 6.750%, 12/01/23[1]	135,000	145,294
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21 (a)	50,000	48,125
CEVA Group PLC, 7.000%, 03/01/21 (a)	75,000	75,375
Chesapeake Energy Corp.,
3.484%, 04/15/19 (10/15/14)[4]	30,000	30,150
4.875%, 04/15/22	50,000	50,500
6.125%, 02/15/21	25,000	27,313
6.625%, 08/15/20	75,000	83,100
6.875%, 11/15/20[1]	15,000	16,800
Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21	96,000	104,040
Chrysler Group LLC / CG Co-Issuer, Inc., 8.250%, 06/15/21	400,000	438,000
Cinemark USA, Inc.,
4.875%, 06/01/23	25,000	23,938
7.375%, 06/15/21	115,000	123,625
Claire’s Stores, Inc.,
8.875%, 03/15/19	70,000	58,450
9.000%, 03/15/19 (a)[1]	145,000	148,625
Clean Harbors, Inc., 5.250%, 08/01/20	110,000	110,550

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
Clear Channel Worldwide Holdings, Inc.,
6.500%, 11/15/22	$85,000	$86,488
Series A, 7.625%, 03/15/20	5,000	5,175
Series B, 6.500%, 11/15/22	255,000	262,013
Series B, 7.625%, 03/15/20	155,000	161,588
CNH Industrial Capital LLC, 3.625%, 04/15/18	50,000	49,125
Cogent Communications Holdings, Inc., 8.375%, 02/15/18 (a)	55,000	58,025
CommScope, Inc.,
5.000%, 06/15/21 (a)	10,000	9,850
5.500%, 06/15/24 (a)	10,000	9,875
Compressco Partners L.P. / Compressco Finance, Inc., 7.250%, 08/15/22 (a)	20,000	20,100
CONSOL Energy, Inc., 5.875%, 04/15/22 (a)	40,000	39,550
Constellation Brands, Inc., 3.750%, 05/01/21	20,000	19,675
Crown Castle International Corp., 5.250%, 01/15/23	75,000	74,719
CSC Holdings LLC, 8.625%, 02/15/19	115,000	131,819
Dana Holding Corp.,
5.375%, 09/15/21	35,000	35,788
6.000%, 09/15/23	40,000	41,500
6.500%, 02/15/19	60,000	62,550
6.750%, 02/15/21	45,000	47,866
DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	85,000	89,409
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20 (a)	150,000	154,688
Denbury Resources, Inc.,
4.625%, 07/15/23	45,000	41,850
5.500%, 05/01/22	95,000	94,169
DISH DBS Corp.,
5.125%, 05/01/20	5,000	5,000
5.875%, 07/15/22	170,000	173,825
6.750%, 06/01/21	220,000	237,050
7.875%, 09/01/19	165,000	186,863
DJO Finance LLC / DJO Finance Corp.,
7.750%, 04/15/18	135,000	136,350
8.750%, 03/15/18	45,000	47,700
9.875%, 04/15/18	20,000	21,050
Eagle Midco, Inc., 9.000%, 06/15/18 (a)	30,000	30,788
Entegris, Inc., 6.000%, 04/01/22 (a)	15,000	15,300
EP Energy LLC / Everest Acquisition Finance, Inc.,
6.875%, 05/01/19	55,000	57,613
7.750%, 09/01/22	75,000	79,688
9.375%, 05/01/20	165,000	180,675

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
Epicor Software Corp., 8.625%, 05/01/19	$100,000	$106,250
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	125,000	130,000
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20	95,000	93,100
First Data Corp.,
6.750%, 11/01/20 (a)	37,000	39,313
7.375%, 06/15/19 (a)	85,000	89,684
8.250%, 01/15/21 (a)	180,000	191,700
8.875%, 08/15/20 (a)	165,000	177,375
12.625%, 01/15/21	155,000	186,000
First Data Corp., (8.750% Cash or 10.000% PIK), 8.750%, 01/15/22 (a)[6]	290,000	308,850
FMG Resources August 2006 Pty, Ltd.,
6.875%, 02/01/18 (a)[1]	45,000	46,350
8.250%, 11/01/19 (a)[1]	155,000	160,813
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (a)	50,000	52,885
Frontier Communications Corp.,
6.250%, 09/15/21	20,000	19,850
6.875%, 01/15/25	35,000	34,650
Gannett Co., Inc.,
4.875%, 09/15/21 (a)	15,000	14,550
5.500%, 09/15/24 (a)	15,000	14,813
Gardner Denver, Inc., 6.875%, 08/15/21 (a)	30,000	30,225
GCI, Inc.,
6.750%, 06/01/21	90,000	89,775
8.625%, 11/15/19	70,000	72,363
GenCorp, Inc., 7.125%, 03/15/21	125,000	135,313
General Cable Corp., 5.750%, 10/01/22 (b)	90,000	84,150
General Motors Co., 4.875%, 10/02/23	155,000	164,688
The Geo Group, Inc.,
5.875%, 01/15/22	60,000	60,900
6.625%, 02/15/21	100,000	105,500
The Goodyear Tire & Rubber Co.,
6.500%, 03/01/21	40,000	41,800
8.250%, 08/15/20	80,000	86,000
8.750%, 08/15/20	65,000	76,700
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	105,000	108,413
Gulfport Energy Corp., 7.750%, 11/01/20 (a)	10,000	10,475
Gymboree Corp., 9.125%, 12/01/18	80,000	23,200
H&E Equipment Services, Inc., 7.000%, 09/01/22	40,000	42,900

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
Halcon Resources Corp.,
8.875%, 05/15/21	$120,000	$118,800
9.250%, 02/15/22	25,000	25,031
9.750%, 07/15/20	15,000	15,337
Hanesbrands, Inc., 6.375%, 12/15/20	90,000	95,130
HCA Holdings, Inc.,
6.250%, 02/15/21	30,000	31,425
7.750%, 05/15/21	320,000	342,800
HCA, Inc.,
6.500%, 02/15/20	25,000	27,375
7.500%, 02/15/22	515,000	580,663
HD Supply, Inc.,
8.125%, 04/15/19	120,000	130,200
11.000%, 04/15/20	45,000	51,188
11.500%, 07/15/20	70,000	80,938
HealthSouth Corp.,
5.750%, 11/01/24[1]	25,000	25,625
7.750%, 09/15/22	44,000	47,135
Hearthside Group Holdings LLC / Hearthside Finance Co., 6.500%, 05/01/22 (a)	15,000	14,662
The Hertz Corp.,
5.875%, 10/15/20	100,000	102,000
7.375%, 01/15/21	40,000	42,400
7.500%, 10/15/18	55,000	57,062
Hexion US Finance Corp., 6.625%, 04/15/20	215,000	217,150
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,
8.875%, 02/01/18	80,000	81,700
9.000%, 11/15/20	40,000	38,300
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	55,000	58,575
The Hillman Group, Inc., 6.375%, 07/15/22 (a)	35,000	34,038
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (a)	50,000	51,594
HJ Heinz Co., 4.250%, 10/15/20	150,000	149,437
Hologic, Inc., 6.250%, 08/01/20	115,000	119,025
Hughes Satellite Systems Corp., 6.500%, 06/15/19	60,000	64,050
Huntsman International LLC,
4.875%, 11/15/20	70,000	69,300
8.625%, 03/15/20	45,000	47,644
8.625%, 03/15/21	25,000	27,125
iHeartCommunications, Inc., 9.000%, 03/01/21	115,000	114,856
IMS Health, Inc., 6.000%, 11/01/20 (a)	75,000	77,062

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
Ineos Finance PLC,
7.500%, 05/01/20 (a)	$70,000	$74,812
8.375%, 02/15/19 (a)	200,000	214,750
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (a)	40,000	38,800
Infor Software Parent LLC / Infor Software Parent, Inc., (7.125% Cash or 7.875%), 7.125%, 05/01/21 (a)[1,6]	90,000	89,550
Infor US, Inc.,
9.375%, 04/01/19	85,000	92,119
11.500%, 07/15/18	65,000	72,475
Intelsat Jackson Holdings SA,
6.625%, 12/15/22	95,000	96,425
7.250%, 10/15/20	355,000	376,300
7.500%, 04/01/21	120,000	128,550
Intelsat Luxembourg, S.A., 7.750%, 06/01/21	110,000	112,475
Interline Brands, Inc., (10.000% Cash or 10.750% PIK), 10.000%, 11/15/18[6]	25,000	26,187
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	75,000	78,019
11.000%, 08/15/18 (a), (b)	35,000	28,350
inVentiv Health, Inc., (10.000% Cash or 12.000% PIK), 10.000%, 08/15/18 (a)[6]	45,000	41,850
Iron Mountain, Inc., 6.000%, 08/15/23	70,000	72,100
Isle of Capri Casinos, Inc., 5.875%, 03/15/21	45,000	45,787
J.C. Penney Corp., Inc.,
5.750%, 02/15/18[1]	35,000	32,900
6.375%, 10/15/36	60,000	46,950
Jack Cooper Holdings Corp., 9.250%, 06/01/20 (a)	70,000	75,512
Jarden Corp., 6.125%, 11/15/22	90,000	93,600
JCH Parent, Inc., (10.500% Cash or 11.250% PIK), 10.500%, 03/15/19 (a)[6]	30,000	29,475
Kinder Morgan, Inc., 5.000%, 02/15/21 (a)	45,000	47,137
Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18 (b)	150,000	163,500
Kodiak Oil & Gas Corp.,
5.500%, 01/15/21	10,000	10,150
5.500%, 02/01/22	10,000	10,100
8.125%, 12/01/19	90,000	96,975
Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (a)	75,000	74,812
L Brands, Inc., 6.625%, 04/01/21	120,000	132,600
Laredo Petroleum, Inc., 5.625%, 01/15/22	20,000	19,700
Legacy Reserves L.P. / Legacy Reserves Finance Corp.,
6.625%, 12/01/21 (a)	40,000	39,400
8.000%, 12/01/20	70,000	73,150

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
Level 3 Financing, Inc.,
8.125%, 07/01/19	$80,000	$85,600
8.625%, 07/15/20	65,000	70,688
Lightstream Resources, Ltd., 8.625%, 02/01/20 (a)	30,000	29,850
Linn Energy LLC / Linn Energy Finance Corp.,
6.250%, 11/01/19 (b)	50,000	49,062
7.750%, 02/01/21	155,000	156,937
LSB Industries, Inc., 7.750%, 08/01/19	85,000	90,525
Magnachip Semiconductor Corp., 6.625%, 07/15/21	95,000	87,875
The Manitowoc Co., Inc., 8.500%, 11/01/20	100,000	108,000
Marina District Finance Co., Inc., 9.875%, 08/15/18[1]	125,000	131,406
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.,
5.500%, 02/15/23	85,000	87,337
6.500%, 08/15/21	25,000	26,437
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (b)	55,000	61,050
MEG Energy Corp.,
6.375%, 01/30/23 (a)	80,000	81,100
6.500%, 03/15/21 (a)	40,000	41,200
7.000%, 03/31/24 (a)	60,000	62,250
Memorial Production Partners, L.P. / Memorial Production Finance Corp.,
6.875%, 08/01/22 (a)	35,000	33,600
7.625%, 05/01/21	65,000	65,000
MetroPCS Wireless, Inc., 7.875%, 09/01/18	5,000	5,199
MGM Resorts International,
5.250%, 03/31/20[1]	280,000	280,700
6.750%, 10/01/20	145,000	154,787
7.750%, 03/15/22	90,000	100,350
8.625%, 02/01/19	5,000	5,663
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., (7.500% Cash or 8.250% PIK), 7.500%, 08/01/18 (a)[6]	14,000	14,315
Michaels Stores, Inc., 5.875%, 12/15/20 (a)	10,000	9,975
Micron Technology, Inc., 5.875%, 02/15/22 (a)	30,000	31,125
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC,
9.250%, 06/01/21	40,000	39,800
10.750%, 10/01/20	45,000	47,137
Mueller Water Products, Inc., 8.750%, 09/01/20	30,000	32,400
Neiman Marcus Group, Ltd., Inc., 8.000%, 10/15/21 (a)	40,000	41,800
Neiman Marcus Group, Ltd., Inc. (8.750% Cash or 9.500% PIK), 8.750%, 10/15/21 (a)[6]	65,000	68,737
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	74,625
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	120,000	123,600

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21 (a)	$40,000	$40,400
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22 (a)	70,000	68,775
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	35,000	36,225
Novelis, Inc., 8.375%, 12/15/17	65,000	67,681
Numericable Group, S.A., 6.000%, 05/15/22 (a)	200,000	201,750
NXP, B.V. / NXP Funding LLC, 5.750%, 02/15/21 (a)	200,000	204,000
Oasis Petroleum, Inc., 6.875%, 03/15/22	50,000	53,000
Oshkosh Corp.,
5.375%, 03/01/22	5,000	5,050
8.500%, 03/01/20	35,000	37,100
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	42,000	42,630
PAETEC Holding Corp., 9.875%, 12/01/18	85,000	90,185
Party City Holdings, Inc., 8.875%, 08/01/20	130,000	141,050
PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19	30,000	30,300
Peabody Energy Corp.,
6.250%, 11/15/21[1]	85,000	79,369
6.500%, 09/15/20[1]	15,000	14,100
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	80,000	84,400
Polymer Group, Inc., 7.750%, 02/01/19	103,000	107,120
PolyOne Corp., 7.375%, 09/15/20	70,000	73,937
Post Holdings, Inc.,
6.000%, 12/15/22 (a)[1]	25,000	22,938
6.750%, 12/01/21 (a)	50,000	47,500
7.375%, 02/15/22	150,000	148,875
QR Energy, L.P. / QRE Finance Corp., 9.250%, 08/01/20	60,000	68,400
Quebecor Media, Inc., 5.750%, 01/15/23	180,000	179,550
Quebecor World, Escrow, 0.000%, 08/01/27[9]	165,000	825
Qwest Capital Funding, Inc., 7.750%, 02/15/31	40,000	41,300
Radio Systems Corp., 8.375%, 11/01/19 (a)	85,000	91,162
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	30,900
Rayonier AM Products, Inc., 5.500%, 06/01/24 (a)	30,000	28,650
Regal Entertainment Group, 5.750%, 03/15/22	40,000	40,300
Regency Energy Partners, L.P. / Regency Energy Finance Corp.,
5.000%, 10/01/22	35,000	34,519
5.500%, 04/15/23	45,000	45,787
5.750%, 09/01/20	5,000	5,225
5.875%, 03/01/22	20,000	20,900
Reichhold Industries, Inc., (9.000% Cash or 11.000% PIK), 9.000%, 05/08/17 (a)[6,8]	151,046	98,935
Rentech Nitrogen Partners, L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (a)	60,000	59,850

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.750%, 10/15/20	$145,000	$148,262
9.000%, 04/15/19	230,000	240,637
9.875%, 08/15/19	325,000	351,406
RHP Hotel Properties, L.P. / RHP Finance Corp., 5.000%, 04/15/21	135,000	132,300
Rite Aid Corp., 9.250%, 03/15/20	35,000	38,237
RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21 (a)	55,000	57,062
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	60,000	62,175
RSI Home Products, Inc., 6.875%, 03/01/18 (a)	45,000	47,137
RSP Permian, Inc., 6.625%, 10/01/22 (a)	15,000	15,112
Sabine Pass Liquefaction LLC,
5.750%, 05/15/24 (a)	100,000	101,875
6.250%, 03/15/22 (a)	100,000	105,375
Sabre GLBL, Inc., 8.500%, 05/15/19 (a)	114,000	122,407
Sally Holdings LLC / Sally Capital, Inc.,
5.500%, 11/01/23	20,000	20,200
5.750%, 06/01/22	35,000	35,875
6.875%, 11/15/19	75,000	79,875
Sanchez Energy Corp., 6.125%, 01/15/23 (a)	45,000	44,676
SandRidge Energy, Inc.,
7.500%, 03/15/21	70,000	68,600
8.125%, 10/15/22	95,000	95,356
SBA Telecommunications, Inc., 5.750%, 07/15/20	45,000	46,012
The Scotts Miracle-Gro Co., 6.625%, 12/15/20	60,000	63,750
Sealed Air Corp.,
6.500%, 12/01/20 (a)	30,000	32,137
8.375%, 09/15/21 (a)	95,000	105,925
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)	135,000	141,412
Service Corp. International,
5.375%, 05/15/24 (a)	40,000	40,300
7.000%, 06/15/17	60,000	65,700
7.500%, 04/01/27	115,000	127,937
The ServiceMaster Co.,
7.000%, 08/15/20	43,000	44,935
8.000%, 02/15/20	20,000	21,250
Sinclair Television Group, Inc.,
5.375%, 04/01/21	85,000	84,150
6.125%, 10/01/22	40,000	40,900

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
Sirius XM Radio, Inc.,
4.250%, 05/15/20 (a)	$100,000	$96,000
4.625%, 05/15/23 (a)	10,000	9,350
5.750%, 08/01/21 (a)[1]	75,000	75,750
6.000%, 07/15/24 (a)	40,000	40,700
Spectrum Brands, Inc.,
6.375%, 11/15/20	35,000	36,662
6.625%, 11/15/22	25,000	26,375
6.750%, 03/15/20	60,000	62,700
Sprint Capital Corp., 8.750%, 03/15/32	395,000	433,019
Sprint Communications, Inc., 9.000%, 11/15/18 (a)	100,000	115,750
Sprint Corp.,
7.250%, 09/15/21 (a)	80,000	83,500
7.875%, 09/15/23 (a)	400,000	425,000
SunGard Data Systems, Inc.,
6.625%, 11/01/19	70,000	70,350
7.375%, 11/15/18	37,000	38,156
7.625%, 11/15/20	30,000	31,500
Tekni-Plex, Inc., 9.750%, 06/01/19 (a)	10,000	10,925
Telecom Italia S.P.A., 5.303%, 05/30/24 (a)	200,000	196,750
Tempur Sealy International, Inc., 6.875%, 12/15/20	45,000	48,150
Tenet Healthcare Corp.,
4.750%, 06/01/20	100,000	99,750
6.000%, 10/01/20	150,000	159,000
8.000%, 08/01/20	205,000	216,787
8.125%, 04/01/22	155,000	170,500
Terex Corp.,
6.000%, 05/15/21	120,000	125,400
6.500%, 04/01/20	60,000	63,150
Tervita Corp., 8.000%, 11/15/18 (a)[1]	10,000	10,125
Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.,
5.875%, 10/01/20	93,000	96,720
6.125%, 10/15/21	45,000	46,687
Time, Inc., 5.750%, 04/15/22 (a)	70,000	67,200
T-Mobile USA, Inc.,
6.633%, 04/28/21	45,000	46,294
6.731%, 04/28/22	210,000	215,512

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
TransDigm, Inc.,
6.000%, 07/15/22 (a)	$15,000	$14,831
6.500%, 07/15/24 (a)	10,000	9,975
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	90,000	93,544
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19	92,000	97,060
Triumph Group, Inc., 4.875%, 04/01/21	80,000	78,800
tw telecom holdings, Inc.,
5.375%, 10/01/22	45,000	48,544
6.375%, 09/01/23[1]	20,000	22,450
UCI International, Inc., 8.625%, 02/15/19	110,000	106,667
Ultra Petroleum Corp., 6.125%, 10/01/24 (a)	50,000	48,000
United Rentals North America, Inc.,
7.375%, 05/15/20	50,000	53,375
7.625%, 04/15/22	50,000	54,625
8.250%, 02/01/21	195,000	212,062
United Surgical Partners International, Inc., 9.000%, 04/01/20	90,000	97,425
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000	157,515
UPCB Finance VI, Ltd., 6.875%, 01/15/22 (a)	150,000	160,875
Vail Resorts, Inc., 6.500%, 05/01/19	80,000	83,850
Valeant Pharmaceuticals International,
6.750%, 08/15/21 (a)	100,000	104,125
7.000%, 10/01/20 (a)	55,000	57,750
7.250%, 07/15/22 (a)	180,000	190,575
7.500%, 07/15/21 (a)	280,000	300,650
Videotron, Ltd., 5.000%, 07/15/22	20,000	19,900
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (a)	200,000	202,500
Vulcan Materials Co.,
7.000%, 06/15/18	10,000	11,150
7.500%, 06/15/21	65,000	76,375
Watco Cos. LLC / Watco Finance Corp., 6.375%, 04/01/23 (a)	55,000	55,550
Whiting Petroleum Corp., 5.750%, 03/15/21	125,000	132,500
The William Carter Co., 5.250%, 08/15/21	15,000	15,525
Windstream Corp.,
6.375%, 08/01/23	15,000	14,531
7.500%, 04/01/23	100,000	103,000
7.750%, 10/01/21	120,000	128,400
WMG Acquisition Corp.,
5.625%, 04/15/22 (a)	20,000	20,050
6.000%, 01/15/21 (a)	31,000	31,542
WPX Energy, Inc., 5.250%, 09/15/24	40,000	38,900

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—83.2% (continued)
WR Grace & Co.-Conn,
5.125%, 10/01/21 (a)	$20,000	$20,375
5.625%, 10/01/24 (a)[1]	10,000	10,288
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 01/01/20	60,000	64,575
Zebra Technologies Corp., 7.250%, 10/15/22 (a)[7]	50,000	50,937
Total Industrials		31,665,873
Utilities—0.9%
The AES Corp.,
3.234%, 06/01/19 (12/01/14)[4]	35,000	34,563
4.875%, 05/15/23	25,000	23,875
7.375%, 07/01/21	125,000	140,625
8.000%, 06/01/20	15,000	17,288
NRG Energy, Inc.,
6.250%, 07/15/22 (a)	55,000	56,684
7.875%, 05/15/21	45,000	48,600
8.250%, 09/01/20	30,000	32,287
Total Utilities		353,922
Total Corporate Bonds and Notes (cost $34,148,412)		34,510,488
Short-Term Investments—7.8%
Repurchase Agreements—5.2%[2]
Daiwa Capital Markets America, dated 09/30/14, due 10/01/14, 0.010%, total to be received $992,062 (collateralized by various U.S. Government Agency Obligations, 0.000%—11.250%, 10/23/14—03/01/48, totaling $1,011,903)	992,062	992,062
Nomura Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.001%, total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 10/02/14—10/01/44, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,992,062

	Shares
Other Investment Companies—2.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%[13]	989,802	989,802
Total Short-Term Investments (cost 2,981,864)		2,981,864
Total Investments—104.4% (cost $39,420,468)		39,768,053
Other Assets, less Liabilities—(4.4)%		(1,682,787)
Net Assets—100.0%		$38,085,266

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (unaudited)

September 30, 2014

	Principal Amount	Value
Corporate Bonds and Notes—60.2%
Financials—14.6%
American Tower Corp.,
5.050%, 09/01/20	$355,000	$385,466
7.250%, 05/15/19	1,120,000	1,337,361
Associates Corp. of North America, 6.950%, 11/01/18	725,000	851,035
Bank of America Corp., Series M, 8.125%, 12/29/49[5]	520,000	565,548
General Electric Capital Corp., Series GMTN, 6.000%, 08/07/19	650,000	758,891
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	1,445,000	1,734,422
International Lease Finance Corp., 8.250%, 12/15/20[1]	550,000	651,063
JPMorgan Chase & Co., Series 1, 7.900%, 04/29/49[5]	1,195,000	1,299,563
Morgan Stanley, Series GMTN, 5.500%, 07/28/21	750,000	845,945
The PNC Financial Services Group, Inc., 6.750%, 07/29/49[1,5]	1,165,000	1,293,283
Wells Fargo & Co., Series K, 7.980%, 03/29/49[5]	1,115,000	1,225,719
Weyerhaeuser Co., 8.500%, 01/15/25	1,340,000	1,786,054
Total Financials		12,734,350
Industrials—45.6%
Alcoa, Inc., 5.125%, 10/01/24	855,000	857,771
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	600,000	634,500
ArcelorMittal, 10.350%, 06/01/19 (b)	530,000	648,588
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	1,335,000	1,667,344
Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.625%, 01/15/22	600,000	612,000
CBS Corp., 3.375%, 03/01/22	850,000	852,545
CenturyLink, Inc., Series S, 6.450%, 06/15/21	605,000	650,375
CF Industries, Inc., 7.125%, 05/01/20	1,435,000	1,733,197
Chesapeake Energy Corp., 6.125%, 02/15/21	615,000	671,888
Cimarex Energy Co., 4.375%, 06/01/24	500,000	505,000
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	500,000	485,000
Comcast Corp., 7.050%, 03/15/33	660,000	887,582
CONSOL Energy, Inc., 5.875%, 04/15/22 (a)	500,000	494,375
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
5.000%, 03/01/21	550,000	609,890
5.200%, 03/15/20	1,000,000	1,121,279
Energy Transfer Equity, L.P., 7.500%, 10/15/20	570,000	636,975
Ford Motor Co., 7.450%, 07/16/31	670,000	886,953
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.750%, 02/01/22	765,000	849,150
Frontier Communications Corp., 8.500%, 04/15/20	565,000	629,975
The Gap, Inc., 5.950%, 04/12/21	755,000	859,810
General Motors Co., 6.250%, 10/02/43	750,000	881,250
Georgia-Pacific LLC, 8.000%, 01/15/24	645,000	865,235

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—45.6% (continued)
Hornbeck Offshore Services, Inc., 5.875%, 04/01/20	$600,000	$603,000
Host Hotels & Resorts, L.P., 4.750%, 03/01/23	815,000	866,384
International Paper Co., 7.500%, 08/15/21	675,000	839,301
L-3 Communications Corp., 4.950%, 02/15/21	1,185,000	1,289,819
Lear Corp.,
4.750%, 01/15/23	600,000	595,500
5.375%, 03/15/24	350,000	353,500
Lubrizol Corp., 8.875%, 02/01/19	650,000	821,272
The Mosaic Co., 4.250%, 11/15/23	840,000	875,923
NuStar Logistics, L.P., 6.750%, 02/01/21	450,000	491,625
Offshore Group Investment, Ltd., 7.500%, 11/01/19[1]	500,000	466,250
Owens Corning, 4.200%, 12/15/22	855,000	871,630
Peabody Energy Corp., 6.250%, 11/15/21[1]	850,000	793,688
QVC, Inc., 5.125%, 07/02/22	830,000	873,384
The Ryland Group, Inc., 6.625%, 05/01/20	650,000	692,250
Sprint Corp., 7.875%, 09/15/23 (a)	600,000	637,500
Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	1,900,000	1,853,602
Teck Resources, Ltd., 6.125%, 10/01/35	1,200,000	1,250,092
Teekay Corp., 8.500%, 01/15/20	600,000	669,000
Thompson Creek Metals Co., Inc., 9.750%, 12/01/17	525,000	573,562
Time, Inc., 5.750%, 04/15/22 (a)	750,000	720,000
T-Mobile USA, Inc., 6.633%, 04/28/21	280,000	288,050
Tyson Foods, Inc., 4.875%, 08/15/34	845,000	872,415
United Continental Holdings, Inc., 6.375%, 06/01/18[1]	550,000	577,500
Verizon Communications, Inc., 5.150%, 09/15/23	780,000	864,374
Weatherford International, Ltd./Bermuda, 9.625%, 03/01/19	968,000	1,243,895
The Williams Cos, Inc., 8.750%, 03/15/32	1,360,000	1,730,093
Total Industrials		39,754,291
Total Corporate Bonds and Notes (cost $52,284,545)		52,488,641
Municipal Bonds—6.0%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,000,000	1,459,200
Illinois State General Obligation, 5.365%, 03/01/17	1,150,000	1,241,437
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	745,000	755,892
Metropolitan Transportation Authority NY Revenue, Build America Bonds, 6.668%, 11/15/39	685,000	917,167
New Jersey Economic Development Authority, 7.425%, 02/15/29 (National Insured)[10]	685,000	877,143
Total Municipal Bonds (cost $5,199,483)		5,250,839

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations—29.8%
Federal Home Loan Mortgage Corporation—6.1%
FHLMC Gold Pool, 5.000%, 06/01/26 to 10/01/36	$4,842,090	$5,300,929
Federal National Mortgage Association—20.8%
FNMA,
4.500%, 05/01/39	3,714,894	4,043,555
5.000%, 08/01/35	1,533,988	1,696,929
5.500%, 05/01/25 to 02/01/39	7,548,571	8,420,022
6.000%, 06/01/36 to 10/01/39	3,471,283	3,955,368
Total Federal National Mortgage Association		18,115,874
U.S. Treasury Obligations—2.9%
United States Treasury Notes,
3.500%, 05/15/20	350,000	379,422
6.250%, 08/15/23	1,646,000	2,154,974
Total U.S. Treasury Obligations		2,534,396
Total U.S. Government and Agency Obligations (cost $25,442,414)		25,951,199
Short-Term Investments—5.4%
Repurchase Agreements—2.9%[2]
Daiwa Capital Markets America, dated 09/30/14, due 10/01/14, 0.010%, total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations, 0.000%—11.250%, 10/23/14—03/01/48, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.000%, total to be received $515,543 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.625%, 07/31/18—05/15/44, totaling $525,854)	515,543	515,543
Nomura Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.001%, total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 10/02/14—10/01/44, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,515,543
	Shares
Other Investment Companies—2.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	2,230,699	2,230,699
Total Short-Term Investments (cost $4,746,242)		4,746,242
Total Investments—101.4% (cost $87,672,684)		88,436,921
Other Assets, less Liabilities—(1.4)%		(1,196,256)
Net Assets—100.0%		$87,240,665

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (unaudited)

September 30, 2014

	Principal Amount	Value
Asset-Backed Securities—5.6%
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class D, 4.260%, 02/08/17	$3,420,000	$3,500,093
Series 2011-2, Class D, 4.000%, 05/08/17	3,535,000	3,614,598
Series 2011-3, Class D, 4.040%, 07/10/17	500,000	514,569
Series 2012-1, Class C, 2.670%, 01/08/18	400,000	406,098
Chase Issuance Trust, Series 2013-A9, Class A, 0.574%, 11/16/20 (10/15/14)[4]	11,499,000	11,522,803
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.584%, 09/10/20 (10/10/14)[4]	1,121,000	1,125,331
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010%, 02/15/17	2,943,000	3,013,132
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A5, 1.235%, 12/25/34 (10/27/14)[4]	120,875	119,941
Total Asset-Backed Securities (cost $23,831,667)		23,816,565
Mortgage-Backed Securities—6.1%
Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	28,050	28,147
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2004-6, Class A5, 4.811%, 12/10/42	1,330,235	1,330,939
Series 2005-6, Class A4, 5.349%, 09/10/47[5]	2,769,643	2,851,519
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR4, Class A3, 5.468%, 06/11/41[5]	114,163	114,157
Series 2004-T16, Class A6, 4.750%, 02/13/46[5]	97,422	97,389
Series 2005-PWR7, Class A3, 5.116%, 02/11/41[5]	1,245,186	1,253,621
Series 2006-T22, Class A4, 5.757%, 04/12/38[5]	1,690,350	1,775,658
CD Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.400%, 07/15/44[5]	570,548	586,009
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A4, 4.860%, 05/15/43	447,960	449,272
Commercial Mortgage Trust, Series 2005-C6, Class A5A, 5.116%, 06/10/44[5]	570,031	580,242
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.655%, 02/25/35 (10/27/14)[4,8]	577,517	228,179
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 07/10/39	2,990,806	3,013,841
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-C3, Class A5, 4.878%, 01/15/42	3,217,522	3,224,494
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A6, 4.799%, 12/15/29[5]	1,815	1,817
Series 2005-C5, Class A4, 4.954%, 09/15/30	1,223,080	1,243,752
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class A3, 6.720%, 11/15/26[5]	955,728	1,004,419
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A4, 5.204%, 09/12/42[5]	2,271,028	2,285,794
Morgan Stanley Capital I Trust,
Series 2005-HQ5, Class A4, 5.168%, 01/14/42	580,861	581,992
Series 2006-HQ8, Class A4, 5.596%, 03/12/44[5]	1,705,947	1,771,873

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities—6.1% (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7, 5.118%, 07/15/42[5]	$1,823,163	$1,857,413
Series 2005-C22, Class A4, 5.449%, 12/15/44[5]	1,438,418	1,488,285
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.505%, 01/25/45 (10/25/14)[4]	468,878	435,765
Total Mortgage-Backed Securities (cost $27,419,611)		26,204,577
U.S. Government and Agency Obligations—73.6%
Federal Home Loan Mortgage Corporation—26.6%
FHLMC,
1.937%, 09/01/35 (12/15/14)[4]	2,114,828	2,218,635
2.125%, 11/01/33 (12/15/14)[4]	994,423	1,054,137
2.344%, 10/01/33 (12/15/14)[4]	1,347,416	1,435,364
2.350%, 10/01/33 to 11/01/33 (12/15/14)[4]	3,327,158	3,542,753
2.355%, 12/01/33 (12/15/14)[4]	1,888,786	2,014,617
2.357%, 07/01/34 (12/15/14)[4]	318,106	339,479
2.367%, 09/01/33 (12/15/14)[4]	2,393,495	2,555,017
2.375%, 12/01/32 to 05/01/34 (12/15/14)[4]	6,415,502	6,827,428
2.376%, 10/01/28 (12/15/14)[4]	48,448	50,276
2.562%, 02/01/23 (12/15/14)[4]	314,748	324,034
2.618%, 06/01/35 (12/15/14)[4]	738,691	794,775
2.838%, 02/01/37 (12/15/14)[4]	878,569	943,043
FHLMC Gold Pool,
4.000%, 05/01/24 to 11/01/26	9,265,412	9,882,659
4.500%, 05/01/19 to 07/01/26	6,248,245	6,662,466
5.000%, 09/01/17 to 04/01/23	11,397,927	12,112,977
5.500%, 05/01/17 to 08/01/40	29,801,892	32,720,881
6.000%, 06/01/16 to 01/01/24	7,754,035	8,416,816
6.500%, 03/01/18 to 10/01/23	573,453	617,262
7.000%, 06/01/17 to 07/01/19	282,626	297,149
7.500%, 04/01/15 to 03/01/33	394,250	455,796
FHLMC REMICS,
Series 2091, Class PG, 6.000%, 11/15/28	259,031	286,101
Series 2132, Class PE, 6.000%, 03/15/29	434,454	478,157
Series 2429, Class HB, 6.500%, 12/15/23	645,544	713,763
Series 2554, Class HA, 4.500%, 04/15/32	191,397	192,643
Series 2627, Class BM, 4.500%, 06/15/18	192,600	201,829
Series 2631, Class PD, 4.500%, 06/15/18	65,083	68,520
Series 2635, Class DG, 4.500%, 01/15/18	12,544	12,553
Series 2682, Class LC, 4.500%, 07/15/32	943,202	971,454
Series 2683, Class JB, 4.000%, 09/15/18	341,040	356,081

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation—26.6% (continued)
FHLMC REMICS,
Series 2709, Class PE, 5.000%, 12/15/22	$154,892	$157,214
Series 2763, Class JD, 3.500%, 10/15/18	188,923	191,547
Series 2786, Class BC, 4.000%, 04/15/19	222,023	232,649
Series 2809, Class UC, 4.000%, 06/15/19	239,401	250,168
Series 2877, Class PA, 5.500%, 07/15/33	216,173	226,202
Series 2935, Class LM, 4.500%, 02/15/35	742,731	780,734
Series 2986, Class KL, 4.570%, 11/15/19	129,870	129,927
Series 3000, Class PB, 3.900%, 01/15/23	38,517	38,912
Series 3013, Class GA, 5.000%, 06/15/34	550,145	561,646
Series 3033, Class CI, 5.500%, 01/15/35	422,794	448,045
Series 3117, Class PL, 5.000%, 08/15/34	451,751	458,381
Series 3535, Class CA, 4.000%, 05/15/24	215,624	224,435
Series 3609, Class LA, 4.000%, 12/15/24	422,387	442,472
Series 3632, Class AG, 4.000%, 06/15/38	371,732	390,772
Series 3640, Class JA, 1.500%, 03/15/15	180,564	180,651
Series 3653, Class JK, 5.000%, 11/15/38	351,175	375,451
Series 3683, Class AD, 2.250%, 06/15/20	1,108,873	1,123,096
Series 3756, Class DA, 1.200%, 11/15/18	845,963	849,304
Series 3818, Class UA, 1.350%, 02/15/17	285,388	287,127
Series 3827, Class CA, 1.500%, 04/15/17	305,189	307,451
Series 3846, Class CK, 1.500%, 09/15/20	327,206	330,457
Series 3990, Class GF, 0.554%, 03/15/41 (10/15/14)[4]	9,174,644	9,290,226
Total Federal Home Loan Mortgage Corporation		113,823,532
Federal National Mortgage Association—39.5%
FNMA,
1.875%, 02/01/33 to 08/01/34 (11/25/14)[4]	1,993,172	2,106,307
1.889%, 01/01/24 (11/25/14)[4]	750,278	767,026
1.915%, 01/01/35 to 02/01/35 (11/25/14)[4]	7,791,821	8,184,052
1.925%, 03/01/36 (11/25/14)[4]	1,129,038	1,205,225
1.930%, 08/01/35 (11/25/14)[4]	578,345	612,764
1.935%, 08/01/33 (11/25/14)[4]	569,046	602,465
1.975%, 06/01/34 (11/25/14)[4]	1,010,258	1,064,694
2.024%, 09/01/33 (11/25/14)[4]	924,270	987,496
2.123%, 02/01/36 (11/25/14)[4]	3,399,734	3,604,882
2.130%, 10/01/35 (11/25/14)[4]	1,769,151	1,890,966
2.150%, 01/01/34 (11/25/14)[4]	789,173	833,493
2.172%, 08/01/34 (11/25/14)[4]	403,977	429,690
2.176%, 08/01/36 (11/25/14)[4]	236,463	251,777

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association—39.5% (continued)
FNMA,
2.208%, 07/01/34 (11/25/14)[4]	$1,723,581	$1,841,449
2.210%, 12/01/33 (11/25/14)[4]	708,333	762,479
2.231%, 03/01/34 (11/25/14)[4]	324,166	347,695
2.238%, 01/01/36 (11/25/14)[4]	83,539	89,215
2.243%, 05/01/33 (11/25/14)[4]	2,327,707	2,475,452
2.250%, 03/01/33 (11/25/14)[4]	488,302	520,216
2.288%, 09/01/33 (11/25/14)[4]	712,087	757,760
2.300%, 02/01/37 (11/25/14)[4]	519,324	555,447
2.301%, 04/01/37 (11/25/14)[4]	5,514,465	5,958,053
2.303%, 12/01/34 (11/25/14)[4]	3,123,871	3,340,869
2.318%, 06/01/33 (11/25/14)[4]	513,825	547,753
2.320%, 01/01/33 (11/25/14)[4]	33,890	34,059
2.328%, 01/01/26 (11/25/14)[4]	320,154	333,252
2.344%, 09/01/37 (11/25/14)[4]	242,881	261,529
2.348%, 08/01/35 (11/25/14)[4]	1,675,495	1,788,588
2.350%, 01/01/25 (11/25/14)[4]	431,025	451,652
2.355%, 06/01/35 to 05/01/36 (11/25/14)[4]	478,522	509,500
2.369%, 05/01/34 (11/25/14)[4]	2,260,021	2,418,798
2.383%, 06/01/34 (11/25/14)[4]	2,767,131	2,983,473
2.426%, 01/01/34 (11/25/14)[4]	2,472,195	2,650,854
2.428%, 12/01/34 (11/25/14)[4]	2,527,431	2,711,889
2.451%, 01/01/33 (11/25/14)[4]	1,117,357	1,200,710
2.457%, 04/01/34 (11/25/14)[4]	670,608	721,256
2.472%, 04/01/34 (11/25/14)[4]	812,844	874,028
2.482%, 01/01/36 (11/25/14)[4]	57,044	61,237
2.485%, 11/01/34 (11/25/14)[4]	4,463,831	4,795,240
2.505%, 01/01/36 (11/25/14)[4]	4,428,528	4,763,832
4.000%, 10/01/21 to 12/01/26	626,711	667,050
4.500%, 10/01/19 to 06/01/26	3,148,992	3,378,654
5.000%, 03/01/18 to 09/01/25	14,635,336	15,616,019
5.500%, 10/01/17 to 08/01/41	32,926,630	36,152,535
6.000%, 03/01/17 to 07/01/25	9,997,002	10,840,559
6.500%, 04/01/17 to 08/01/32	5,518,143	6,257,594
7.000%, 11/01/22	2,657,090	2,923,015
7.500%, 08/01/33 to 09/01/33	86,138	97,719
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.395%, 05/25/32 (10/27/14)[4]	337,016	331,670
Series 2003-T4, Class 1A, 0.374%, 09/26/33 (10/27/14)[4]	14,600	14,463

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association—39.5% (continued)
FNMA REMICS,
Series 1994-31, Class ZC, 6.500%, 02/25/24	$654,122	$737,214
Series 1994-76, Class J, 5.000%, 04/25/24	227,791	236,648
Series 2001-63, Class FA, 0.704%, 12/18/31 (10/18/14)[4]	597,052	606,432
Series 2002-47, Class FD, 0.555%, 08/25/32 (10/25/14)[4]	624,991	631,388
Series 2002-56, Class UC, 5.500%, 09/25/17	343,572	360,427
Series 2002-74, Class FV, 0.605%, 11/25/32 (10/25/14)[4]	1,085,855	1,097,879
Series 2003-2, Class FA, 0.655%, 02/25/33 (10/25/14)[4]	570,992	578,055
Series 2003-3, Class HJ, 5.000%, 02/25/18	189,205	198,996
Series 2003-64, Class YA, 3.000%, 05/25/23	192,370	196,765
Series 2003-69, Class GH, 3.250%, 12/25/31	58,034	58,108
Series 2004-1, Class AC, 4.000%, 02/25/19	126,410	131,555
Series 2004-21, Class AE, 4.000%, 04/25/19	563,362	587,296
Series 2004-27, Class HB, 4.000%, 05/25/19	268,396	283,093
Series 2004-78, Class AC, 5.000%, 05/25/32	194,524	195,644
Series 2005-13, Class AF, 0.555%, 03/25/35 (10/25/14)[4]	762,168	768,657
Series 2005-19, Class PA, 5.500%, 07/25/34	178,132	194,173
Series 2005-29, Class TC, 5.000%, 04/25/35	98,755	100,008
Series 2005-58, Class EP, 5.500%, 07/25/35	436,121	473,195
Series 2005-68, Class PB, 5.750%, 07/25/35	102,951	111,005
Series 2005-68, Class PC, 5.500%, 07/25/35	358,305	384,963
Series 2005-100, Class GC, 5.000%, 12/25/34	634,408	644,686
Series 2006-18, Class PD, 5.500%, 08/25/34	125,431	129,984
Series 2007-56, Class FN, 0.525%, 06/25/37 (10/25/14)[4]	321,036	322,704
Series 2007-65, Class GB, 5.000%, 10/25/33	165,752	166,282
Series 2007-69, Class AB, 5.500%, 12/25/32	138,992	141,683
Series 2008-59, Class KB, 4.500%, 07/25/23	260,218	273,829
Series 2008-81, Class KA, 5.000%, 10/25/22	31,760	31,963
Series 2009-55, Class PC, 5.000%, 09/25/36	2,564	2,563
Series 2010-12, Class AC, 2.500%, 12/25/18	195,939	200,294
Series 2011-40, Class DK, 4.000%, 11/25/37	414,582	418,928
Series 2011-60, Class UC, 2.500%, 09/25/39	579,875	589,707
Series 2011-60, Class UE, 3.000%, 09/25/39	1,407,928	1,455,147
Series 2011-115, Class FK, 0.525%, 10/25/39 (10/25/14)[4]	8,690,899	8,778,591
FNMA Whole Loan,
Series 2003-W1, Class 2A, 6.584%, 12/25/42[5]	21,162	24,707
Series 2003-W4, Class 4A, 7.040%, 10/25/42[5]	536,424	613,096
Series 2003-W13, Class AV2, 0.435%, 10/25/33 (10/27/14)[4,8]	36,918	35,369
Series 2004-W5, Class F1, 0.605%, 02/25/47 (10/25/14)[4]	557,568	561,375
Series 2004-W14, Class 1AF, 0.555%, 07/25/44 (10/25/14)[4]	2,232,668	2,195,327

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association—39.5% (continued)
FNMA Whole Loan,
Series 2005-W2, Class A1, 0.355%, 05/25/35 (10/25/14)[4]	$1,857,436	$1,843,523
Total Federal National Mortgage Association		168,937,659
Government National Mortgage Association—3.5%
GNMA,
0.704%, 11/16/30 to 01/16/40 (10/16/14)[4]	2,077,852	2,095,921
1.625%, 12/20/21 to 03/20/37 (11/20/14)[4]	6,453,028	6,689,285
2.000%, 06/20/22 (11/20/14)[4]	57,679	60,028
2.500%, 07/20/18 to 08/20/21 (11/20/14)[4]	54,658	56,718
2.750%, 10/20/17 (11/20/14)[4]	17,632	18,163
3.000%, 11/20/17 to 03/20/21 (11/20/14)[4]	68,688	70,751
3.500%, 07/20/18 (11/20/14)[4]	21,717	22,628
4.000%, 09/15/18	307,415	326,371
4.500%, 04/15/18 to 07/15/24	1,927,161	2,029,974
5.000%, 06/20/19 to 04/20/20	453,367	483,081
5.500%, 03/15/17 to 06/15/18	1,026,086	1,084,538
6.500%, 06/20/28	1,708,893	1,960,574
9.500%, 12/15/17	2,600	2,785
Total Government National Mortgage Association		14,900,817
Interest Only Strips—1.9%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[8]	130,955	26,447
Series 233, Class 5, 4.500%, 09/15/35	66,712	11,631
FHLMC REMICS,
Series 2530, Class QI, 6.846%, 01/15/32 (10/15/14)[4]	179,039	31,543
Series 2637, Class SI, 5.846%, 06/15/18 (10/15/14)[4]	126,795	7,399
Series 2649, Class IM, 7.000%, 07/15/33	447,402	109,119
Series 2763, Class KS, 6.496%, 10/15/18 (10/15/14)[4]	231,761	8,211
Series 2922, Class SE, 6.596%, 02/15/35 (10/15/14)[4]	315,477	61,124
Series 2934, Class HI, 5.000%, 02/15/20	108,426	10,825
Series 2934, Class KI, 5.000%, 02/15/20	69,455	6,223
Series 2965, Class SA, 5.896%, 05/15/32 (10/15/14)[4]	762,150	131,637
Series 2967, Class JI, 5.000%, 04/15/20	331,107	30,250
Series 2980, Class SL, 6.546%, 11/15/34 (10/15/14)[4]	412,463	94,429
Series 2981, Class SU, 7.646%, 05/15/30 (10/15/14)[4]	364,906	93,039
Series 3031, Class BI, 6.536%, 08/15/35 (10/15/14)[4]	1,070,619	194,412
Series 3065, Class DI, 6.466%, 04/15/35 (10/15/14)[4]	943,109	159,122
Series 3114, Class GI, 6.446%, 02/15/36 (10/15/14)[4]	1,570,882	298,906
Series 3308, Class S, 7.046%, 03/15/32 (10/15/14)[4]	697,490	137,990

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips—1.9% (continued)
FHLMC REMICS,
Series 3424, Class XI, 6.416%, 05/15/36 (10/15/14)[4]	$778,649	$139,180
Series 3489, Class SD, 7.646%, 06/15/32 (10/15/14)[4]	381,502	77,118
Series 3606, Class SN, 6.096%, 12/15/39 (10/15/14)[4]	1,076,052	166,721
Series 3685, Class EI, 5.000%, 03/15/19	1,042,554	64,057
Series 3731, Class IO, 5.000%, 07/15/19	492,789	32,297
Series 3882, Class AI, 5.000%, 06/15/26	243,710	19,690
FNMA,
Series 92, Class 2, 9.000%, 12/15/16[8]	6,581	476
Series 306, Class IO, 8.000%, 05/25/30[8]	99,605	18,931
Series 365, Class 4, 5.000%, 04/25/36	95,017	19,126
FNMA REMICS,
Series 2001-82, Class S, 7.676%, 05/25/28 (10/25/14)[4,8]	313,550	74,745
Series 2003-48, Class SJ, 5.846%, 06/25/18 (10/25/14)[4]	164,140	9,425
Series 2003-73, Class SM, 6.446%, 04/25/18 (10/25/14)[4]	132,826	5,284
Series 2004-49, Class SQ, 6.896%, 07/25/34 (10/25/14)[4]	269,549	51,247
Series 2004-51, Class SX, 6.966%, 07/25/34 (10/25/14)[4]	436,574	88,945
Series 2004-64, Class SW, 6.896%, 08/25/34 (10/25/14)[4]	1,147,916	227,408
Series 2004-66, Class SE, 6.346%, 09/25/34 (10/25/14)[4]	186,749	33,210
Series 2005-5, Class SD, 6.546%, 01/25/35 (10/25/14)[4]	353,395	62,821
Series 2005-12, Class SC, 6.596%, 03/25/35 (10/25/14)[4]	433,619	70,399
Series 2005-45, Class SR, 6.566%, 06/25/35 (10/25/14)[4]	1,014,986	186,681
Series 2005-65, Class KI, 6.846%, 08/25/35 (10/25/14)[4]	2,305,363	431,439
Series 2005-66, Class GS, 6.696%, 07/25/20 (10/25/14)[4]	184,232	19,551
Series 2005-67, Class SM, 5.996%, 08/25/35 (10/25/14)[4]	199,704	33,437
Series 2006-3, Class SA, 5.996%, 03/25/36 (10/25/14)[4]	456,207	80,648
Series 2007-75, Class JI, 6.391%, 08/25/37 (10/25/14)[4]	248,632	39,966
Series 2007-85, Class SI, 6.306%, 09/25/37 (10/25/14)[4]	504,237	85,517
Series 2008-86, Class IO, 4.500%, 03/25/23	1,019,324	63,742
Series 2008-87, Class AS, 7.496%, 07/25/33 (10/25/14)[4]	1,428,439	310,890
Series 2010-37, Class GI, 5.000%, 04/25/25	1,365,664	77,234
Series 2010-65, Class IO, 5.000%, 09/25/20	1,483,959	116,070
Series 2010-68, Class SJ, 6.396%, 07/25/40 (10/25/14)[4]	495,674	89,979
Series 2010-105, Class IO, 5.000%, 08/25/20	745,700	67,323
Series 2010-121, Class IO, 5.000%, 10/25/25	587,560	43,803
Series 2011-69, Class AI, 5.000%, 05/25/18	1,646,057	99,351
Series 2011-88, Class WI, 3.500%, 09/25/26	1,421,825	191,868
Series 2011-124, Class IC, 3.500%, 09/25/21	2,187,638	162,470
Series 2012-126, Class SJ, 4.846%, 11/25/42 (10/25/14)[4]	5,524,648	847,542

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips—1.9% (continued)
GNMA,
Series 1999-40, Class TW, 6.846%, 02/17/29 (10/17/14)[4]	$511,834	$93,922
Series 2002-7, Class ST, 7.346%, 08/17/27 (10/17/14)[4]	612,468	124,825
Series 2011-32, Class KS, 11.793%, 06/16/34 (10/16/14)[4]	912,201	205,682
Series 2011-94, Class IS, 6.546%, 06/16/36 (10/16/14)[4]	704,980	122,183
Series 2011-146, Class EI, 5.000%, 11/16/41	416,152	106,068
Series 2011-157, Class SG, 6.447%, 12/20/41 (10/20/14)[4]	1,441,877	344,185
Series 2011-167, Class IO, 5.000%, 12/16/20	2,732,793	197,437
Series 2012-34, Class KS, 5.896%, 03/16/42 (10/16/14)[4]	3,650,151	766,052
Series 2012-69, Class QI, 4.000%, 03/16/41	1,871,351	338,931
Series 2012-96, Class IC, 3.000%, 08/20/27	1,160,178	142,896
Series 2012-101, Class AI, 3.500%, 08/20/27	886,065	98,242
Series 2012-103, Class IB, 3.500%, 04/20/40	1,328,971	188,067
Total Interest Only Strips		8,249,388
U.S. Government Obligations—2.1%
U.S. Treasury Inflation Indexed Bonds, 0.375%, 07/15/23	9,009,176	8,911,345
Total U.S. Government and Agency Obligations (cost $307,594,673)		314,822,741
Short-Term Investments—18.2%
U.S. Government and Agency Discount Notes—9.3%
FHLMC, 0.000%, 10/17/14[11]	15,000,000	14,999,925
FHLMC, 0.048%, 11/03/14[11]	4,757,000	4,756,943
FHLMC, 0.077%, 01/06/15[11]	15,000,000	14,999,280
FNMA, 0.054%, 11/03/14[11]	4,750,000	4,749,943
Total U.S. Government and Agency Discount Notes		39,506,091
U.S. Treasury Bills—0.2%
U.S. Treasury Bills, 0.003%, 10/16/14[11,12]	960,000	959,996

	Shares
Other Investment Companies—8.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	37,253,254	37,253,254
Total Short-Term Investments (cost $77,715,236)		77,719,341
Total Investments—103.5% (cost $436,561,187)		442,563,224
Other Assets, less Liabilities—(3.5)%		(14,898,307)
Net Assets—100.0%		$427,664,917

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (unaudited)

September 30, 2014

	Principal Amount	Value
Mortgage-Backed Securities—3.5%
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 2.563%, 11/25/35 (11/25/14)[4]	$86,486	$71,228
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.331%, 04/25/44 (11/25/14)[4]	131,297	128,121
Series 2005-1, Class 5A1, 2.331%, 06/25/45 (11/25/14)[4]	55,116	54,782
Series 2005-1, Class 6A, 2.331%, 06/25/45 (11/25/14)[4]	1,034,855	1,013,586
Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	127,222	127,664
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.603%, 12/20/34 (11/20/14)[4]	132,586	111,730
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.638%, 04/25/35 (11/25/14)[4]	125,112	109,592
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-HYB2, Class 1A4, 2.798%, 05/20/35 (11/20/14)[4]	101,924	96,288
Series 2005-HYB8, Class 1A1, 2.470%, 12/20/35 (11/20/14)[4]	108,839	90,865
Countrywide Home Loan reperforming loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.575%, 11/25/34 (10/25/14) (a)[4]	151,868	133,390
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.505%, 03/25/35 (10/25/14) (a)[4]	199,049	174,098
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.864%, 05/25/34 (11/25/14)[4]	49,045	45,437
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.255%, 11/19/34 (11/19/14)[4]	80,229	75,080
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A3B, 6.058%, 04/15/45[5]	635,319	634,481
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35[13]	642,723	663,411
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 5.931%, 08/25/35[5]	939,330	926,560
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.505%, 03/25/35 (10/25/14) (a)[4]	237,093	199,202
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	325,534	336,115
Total Mortgage-Backed Securities (cost $5,191,022)		4,991,630
U.S. Government and Agency Obligations—111.5%
Federal Home Loan Mortgage Corporation—61.3%
FHLMC,
2.349%, 11/01/33 (12/15/14)[4,13]	1,035,731	1,105,146
2.470%, 01/01/36 (12/15/14)[4,13]	2,138,256	2,291,622
2.838%, 02/01/37 (12/15/14)[4]	73,565	78,963
FHLMC Gold Pool,
3.500%, 04/01/32 to 01/01/44[13]	13,437,987	13,799,356
3.500%, TBA 30yr14	4,900,000	4,987,666
4.000%, 05/01/24 to 09/01/42[13]	5,519,940	5,836,388
4.000%, TBA 30yr7,14	24,400,000	25,612,363
4.500%, 02/01/20 to 09/01/41[13]	4,225,847	4,561,670
4.500%, TBA 30yr7,14	12,600,000	13,555,338
5.000%, 05/01/18 to 07/01/41[13]	6,181,195	6,796,029
5.500%, 11/01/17 to 01/01/40[13]	5,738,325	6,396,086
6.000%, 09/01/17 to 01/01/24[13]	1,281,845	1,399,149
7.000%, 07/01/19	146,344	156,979

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation—61.3% (continued)
FHLMC Gold Pool,
7.500%, 07/01/34[13]	$1,056,638	$1,247,516
Total Federal Home Loan Mortgage Corporation		87,824,271
Federal National Mortgage Association—39.4%
FNMA,
1.975%, 06/01/34 (11/25/14)[4,13]	805,247	848,637
2.172%, 08/01/34 (11/25/14)[4]	323,182	343,752
3.000%, TBA 15yr7,14	2,400,000	2,466,469
3.500%, 05/01/42 to 04/01/43[13]	1,774,226	1,820,079
3.500%, TBA 30yr7,14	12,700,000	12,943,086
4.000%, 01/01/26 to 07/01/42[13]	3,357,925	3,549,322
4.000%, TBA 30yr7,14	7,800,000	8,195,363
4.500%, 04/01/25 to 04/01/42[13]	11,110,938	12,025,037
4.500%, TBA 30yr7,14	1,700,000	1,829,426
4.750%, 07/01/34 to 09/01/34	411,635	450,597
5.000%, 06/01/18 to 06/01/41	1,606,778	1,764,719
5.500%, 03/01/17 to 08/01/41[13]	4,066,172	4,518,105
6.000%, 08/01/17 to 06/01/39[13]	2,978,723	3,284,773
6.500%, 11/01/28 to 07/01/32	230,610	253,179
7.000%, 11/01/22[13]	712,885	784,231
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[13]	774,983	858,711
Series 2005-13, Class AF, 0.555%, 03/25/35 (10/25/14)[4,13]	408,865	412,346
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.040%, 10/25/42[5]	89,404	102,183
Total Federal National Mortgage Association		56,450,015
Government National Mortgage Association—9.1%
GNMA,
2.000%, 05/20/21 (11/20/14)[4]	17,433	17,969
3.000%, 03/20/16 to 08/20/18 (11/20/14)[4]	113,893	117,265
3.500%, 08/15/43	1,191,555	1,242,055
4.000%, 06/20/43[13]	1,444,133	1,547,779
4.500%, 06/15/39 to 05/15/41[13]	1,004,202	1,095,862
5.000%, 09/15/39 to 10/20/41[13]	6,024,109	6,688,074
5.500%, 10/15/39 to 11/15/39[13]	2,090,207	2,339,528
7.500%, 09/15/28 to 11/15/31	22,713	23,784
Total Government National Mortgage Association		13,072,316
Interest Only Strips—1.7%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31	1,850	374

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips—1.7% (continued)
FHLMC,
Series 233, Class 5, 4.500%, 09/15/35	$130,756	$22,798
FHLMC REMICS,
Series 2380, Class SI, 7.746%, 06/15/31 (10/15/14)[4]	15,743	3,490
Series 2637, Class SI, 5.846%, 06/15/18 (10/15/14)[4]	97,067	5,664
Series 2922, Class SE, 6.596%, 02/15/35 (10/15/14)[4]	139,960	27,117
Series 2934, Class HI, 5.000%, 02/15/20	75,898	7,578
Series 2934, Class KI, 5.000%, 02/15/20	59,534	5,334
Series 2965, Class SA, 5.896%, 05/15/32 (10/15/14)[4]	307,801	53,163
Series 2967, Class JI, 5.000%, 04/15/20	140,704	12,855
Series 2980, Class SL, 6.546%, 11/15/34 (10/15/14)[4]	186,902	42,789
Series 3031, Class BI, 6.536%, 08/15/35 (10/15/14)[4]	350,227	63,597
Series 3065, Class DI, 6.466%, 04/15/35 (10/15/14)[4]	308,516	52,053
Series 3114, Class GI, 6.446%, 02/15/36 (10/15/14)[4]	254,988	48,519
Series 3308, Class S, 7.046%, 03/15/32 (10/15/14)[4]	307,478	60,831
Series 3424, Class XI, 6.416%, 05/15/36 (10/15/14)[4]	298,927	53,432
Series 3489, Class SD, 7.646%, 06/15/32 (10/15/14)[4]	170,463	34,458
Series 3606, Class SN, 6.096%, 12/15/39 (10/15/14)[4]	404,194	62,625
Series 3685, Class EI, 5.000%, 03/15/19	466,888	28,686
Series 3731, Class IO, 5.000%, 07/15/19	217,244	14,238
Series 3882, Class AI, 5.000%, 06/15/26	304,699	24,618
FNMA,
Series 215, Class 2, 7.000%, 04/25/23	95,032	19,975
Series 222, Class 2, 7.000%, 06/25/23	9,262	1,943
Series 343, Class 2, 4.500%, 10/25/33	89,393	16,340
Series 343, Class 21, 4.000%, 09/25/18	124,948	7,204
Series 343, Class 22, 4.000%, 11/25/18	67,143	3,869
Series 351, Class 3, 5.000%, 04/25/34	104,037	21,315
Series 351, Class 4, 5.000%, 04/25/34	61,593	12,619
Series 351, Class 5, 5.000%, 04/25/34	51,990	10,652
Series 365, Class 4, 5.000%, 04/25/36	140,809	28,343
FNMA REMICS,
Series 2003-73, Class SM, 6.446%, 04/25/18 (10/25/14)[4]	101,684	4,045
Series 2004-49, Class SQ, 6.896%, 07/25/34 (10/25/14)[4]	120,872	22,980
Series 2004-51, Class SX, 6.966%, 07/25/34 (10/25/14)[4]	173,953	35,440
Series 2004-64, Class SW, 6.896%, 08/25/34 (10/25/14)[4]	498,841	98,823
Series 2005-12, Class SC, 6.596%, 03/25/35 (10/25/14)[4]	192,746	31,293
Series 2005-45, Class SR, 6.566%, 06/25/35 (10/25/14)[4]	411,928	75,764
Series 2005-65, Class KI, 6.846%, 08/25/35 (10/25/14)[4,13]	924,327	172,984

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips—1.7% (continued)
FNMA REMICS,
Series 2005-89, Class S, 6.546%, 10/25/35 (10/25/14)[4]	$929,136	$171,285
Series 2006-3, Class SA, 5.996%, 03/25/36 (10/25/14)[4]	197,116	34,846
Series 2007-75, Class JI, 6.391%, 08/25/37 (10/25/14)[4]	207,236	33,312
Series 2008-86, Class IO, 4.500%, 03/25/23	407,210	25,464
Series 2010-37, Class GI, 5.000%, 04/25/25	531,637	30,066
Series 2010-65, Class IO, 5.000%, 09/25/20	574,081	44,903
Series 2010-121, Class IO, 5.000%, 10/25/25	218,939	16,322
Series 2011-69, Class AI, 5.000%, 05/25/18	616,159	37,189
Series 2011-88, Class WI, 3.500%, 09/25/26	484,576	65,391
Series 2011-124, Class IC, 3.500%, 09/25/21	461,384	34,266
Series 2012-126, Class SJ, 4.846%, 11/25/42 (10/25/14)[4]	840,016	128,868
GNMA,
Series 1999-40, Class TW, 6.846%, 02/17/29 (10/17/14)[4]	152,386	27,963
Series 2011-32, Class KS, 11.793%, 06/16/34 (10/16/14)[4]	375,476	84,662
Series 2011-94, Class IS, 6.546%, 06/16/36 (10/16/14)[4]	313,782	54,382
Series 2011-157, Class SG, 6.447%, 12/20/41 (10/20/14)[4]	1,178,047	281,207
Series 2011-167, Class IO, 5.000%, 12/16/20	464,015	33,524
Series 2012-34, Class KS, 5.896%, 03/16/42 (10/16/14)[4]	475,320	99,755
Series 2012-69, Class QI, 4.000%, 03/16/41	353,750	64,070
Series 2012-103, Class IB, 3.500%, 04/20/40	305,281	43,201
Total Interest Only Strips		2,498,484
Total U.S. Government and Agency Obligations (cost $156,877,697)		159,845,086
Short-Term Investments—32.9%
U.S. Treasury Bills—0.1%
U.S. Treasury Bills, 0.003%, 10/16/14[11,12]	110,000	109,999

	Shares
Other Investment Companies—32.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	27,012,133	27,012,133
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.06%	20,005,239	20,005,239
Total Other Investment Companies		47,017,372
Total Short-Term Investments (cost $47,127,370)		47,127,371
Total Investments—147.9% (cost $209,196,089)		211,964,087
Other Assets, less Liabilities—(47.9)%		(68,618,649)
Net Assets—100.0%		$143,345,438

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report. At September 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Chicago Equity Partners Balanced Fund	$59,465,312	$4,654,976	$(730,748)	$3,924,228
AMG Managers High Yield Fund	39,421,698	906,293	(559,938)	346,355
AMG GW&K Enhanced Core Bond Fund	87,673,603	1,513,895	(750,577)	763,318
AMG Managers Short Duration Government Fund	436,561,187	7,666,664	(1,664,627)	6,002,037
AMG Managers Intermediate Duration Government Fund	209,196,089	3,911,507	(1,143,509)	2,767,998

*	Non-income producing security.
#	Rounds to less than 0.01%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$106,778	0.2%
AMG Managers High Yield Fund	10,574,270	27.8%
AMG GW&K Enhanced Core Bond Fund	1,851,875	2.1%
AMG Managers Intermediate Duration Government Fund	506,690	0.4%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of September 30, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$1,118,811	1.8%
AMG Managers High Yield Fund	1,935,047	5.1%
AMG GW&K Enhanced Core Bond Fund	2,451,174	2.8%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown for each investment company represents the September 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Floating Rate Security: The rate listed is as of September 30, 2014. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security: The rate listed is as of September 30, 2014 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	All or part of the security is delayed delivery transaction. The traded amount for delayed delivery securities at September 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$285,403	0.7%
AMG Managers Intermediate Duration Government Fund	30,968,531	21.6%

[8]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at September 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield	$591,095	1.6%
AMG Managers Short Duration Government Fund	384,147	0.1%

Notes to Schedules of Portfolio Investments (continued)

[9]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[10]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies at September 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$877,143	1.0%

[11]	Represents yield to maturity at September 30, 2014.
[12]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at September 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Short Duration Government Fund	$829,997	0.2%
AMG Managers Intermediate Duration Government Fund	90,000	0.1%

[13]	Some of the theses securities are segregated as collateral for delayed delivery transactions. At September 30, 2014, the value of theses securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$54,346,071	37.9%
AMG Managers High Yield	285,403	0.7%

[14]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securitites, foreign exchange currency contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of September 30, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$39,842,569	—	—	$39,842,569
Corporate Bonds and Notes††	—	$1,904,132	—	1,904,132
U.S. Government and Agency Obligations††	—	19,616,860	—	19,616,860
Short-Term Investments
Repurchase Agreements	—	1,143,330	—	1,143,330
Other Investment Companies	882,649	—	—	882,649

Total Investments in Securities	$40,725,218	$22,664,322	—	$63,389,540

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers High Yield Fund
Investments in Securities
Bank Loan Obligations	—	$2,274,045	—	$2,274,045
Common Stocks†	$1,656	—	—	1,656
Corporate Bonds and Notes††	—	34,510,488	—	34,510,488
Short-Term Investments
Repurchase Agreements	—	1,992,062	—	1,992,062
Other Investment Companies	989,802	—	—	989,802

Total Investments in Securities	$991,458	$38,776,595	—	$39,768,053

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Enhanced Core Bond Fund
Investments in Securities
Corporate Bonds and Notes††	—	$52,488,641	—	$52,488,641
Municipal Bonds	—	5,250,839	—	5,250,839
U.S. Government and Agency Obligations††	—	25,951,199	—	25,951,199
Short-Term Investments
Repurchase Agreements	—	2,515,543	—	2,515,543
Other Investment Companies	$2,230,699	—	—	2,230,699

Total Investments in Securities	$2,230,699	$86,206,222	—	$88,436,921

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$23,816,565	—	$23,816,565
Mortgage-Backed Securities	—	26,204,577	—	26,204,577
U.S. Government and Agency Obligations††	—	314,822,741	—	314,822,741
Short-Term Investments
U.S. Government and Agency Discount Notes	—	39,506,091	—	39,506,091
U.S. Treasury Bills	—	959,996	—	959,996
Other Investment Companies	$37,253,254	—	—	37,253,254

Total Investments in Securities	$37,253,254	$405,309,970	—	$442,563,224

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$289,221	—	—	$289,221

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(6,615)	—	—	(6,615)

Total Financial Derivative Instruments	$282,606	—	—	$282,606

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Intermediate Duration Government Fund
Investments in Securities
Mortgage-Backed Securities	—	$4,991,630	—	$4,991,630
U.S. Government and Agency Obligations††	—	159,845,086	—	159,845,086
Short-Term Investments
U.S. Treasury Bills	—	109,999	—	109,999
Other Investment Companies	$47,017,372	—	—	47,017,372

Total Investments in Securities	$47,017,372	$164,946,715	—	$211,964,087

TBA Sale Commitments	—	$(1,838,125)	—	$(1,838,125)

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$30,342	—	—	$30,342

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(7,591)	—	—	(7,591)

Total Financial Derivative Instruments	$22,751	—	—	$22,751

†	All common stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes; U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes: U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of September 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio Investments (continued)

SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The AMG Managers Intermediate Duration Government Fund entered into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

At September 30, 2014, the following Fund had TBA sale commitments outstanding:

Security	Principal Amount	Settlement Date	Proceeds	Current Liability
AMG Managers Intermediate Duration Government Fund
GNMA, 3.500%, TBA 30yr	$1,100,000	10/23/14	$1,136,609	$1,133,688
GNMA, 4.500%, TBA 30yr	650,000	10/23/14	704,945	704,437

Totals			$1,841,554	$1,838,125

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At September 30, 2014, the following Funds had open futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
AMG Managers Short Duration Government Fund
2-Year U.S. Treasury Note	35	Short	01/06/15	$460
5-Year Interest Rate Swap	399	Short	12/17/14	181,562
5-Year U.S. Treasury Note	21	Long	01/06/15	(6,615)
10-Year Interest Rate Swap	53	Short	12/17/14	30,758
10-Year U.S. Treasury Note	55	Long	12/31/14	43,261
U.S. Treasury Long Bond	28	Short	12/31/14	33,180

Total				$282,606

Notes to Schedules of Portfolio Investments (continued)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
AMG Managers Intermediate Duration Government Fund
2-Year U.S. Treasury Note	5	Short	01/06/15	$66
5-Year Interest Rate Swap	23	Short	12/17/14	10,426
5-Year U.S. Treasury Note	2	Short	01/06/15	604
10-Year Interest Rate Swap	33	Short	12/17/14	19,246
10-Year U.S. Treasury Note	5	Long	12/31/14	(3,997)
U.S. Treasury Long Bond	3	Long	12/31/14	(3,594)

Total				$22,751

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

FHLMC:	Federal Home Loan Mortgage Corp.	GSR:	Goldman Sachs REMIC
FNMA:	Federal National Mortgage Association	LB-UBS:	Lehman Brothers-Union Bank of Switzerland
GMTN:	Global Medium-Term Notes	MTN:	Medium-Term Notes
GNMA:	Government National Mortgage Association	REMICS:	Real Estate Mortgage Investment Conduits
GS:	Goldman Sachs	TBA:	To Be Announced
GSMPS:	Goldman Sachs Mortgage Participation Securities

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: November 19, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: November 19, 2014